Share-Based Payments and Long-term Incentive Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment and LTIP expense		$ 14.6	$ 5.5
Accrued expenses and other payables	[1]	$ 237.2	$ 214.4
Weighted Average Exercise Price			$ 0.001
Number of options granted			10,000
Number of options vested		0	0
Number of options forfeited		900
Outstanding options balance		9,100
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		$ 9.8	$ 5.5
Retention shares or units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense		4.8
Long-term incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued expenses and other payables		20.0	7.6
Management equity plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense		0.0
Estimated allocated share based compensation expense			$ 35.0
Fair value of options if vested		$ 41.3

[1]	Includes amounts due to related parties of $4.0 million for investment management fees (2023 — $2.1 million), and $1.3 million for management consulting fees (2023 — $1.2 million).